Variable Interest Entity - Schedule of Variable Interest Entity of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 22,329,838	$ 12,989,673
Property, plant and equipment	2,741,596	2,283,672
Intangible assets	46,079	776,405
Total assets	31,269,756	22,248,087
Intercompany payable to the WFOE	16,223,657	13,851,481
Total current liabilities	33,332,745	28,571,686
Total liabilities	33,332,745	28,571,686
Total equity	$ (2,062,989)	$ (6,323,599)